CONSOLIDATED STATEMENTS OF CASH FLOWS $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 IDR (Rp)	Dec. 31, 2019 IDR (Rp)	Dec. 31, 2018 IDR (Rp)
CASH FLOWS FROM OPERATING ACTIVITIES
Cash receipts from customers and other operators	$ 9,510	Rp 133,610	Rp 135,372	Rp 127,855
Cash receipts from tax refund	334	4,687	1,446	2,578
Cash receipt from finance income	57	806	1,093	1,036
Cash payments for expenses	(2,885)	(40,533)	(47,499)	(54,099)
Cash payments for corporate and final income taxes	(815)	(11,452)	(10,348)	(10,375)
Cash payments to employees	(787)	(11,057)	(11,370)	(12,657)
Cash payments for finance costs	(339)	(4,768)	(4,358)	(3,735)
Cash payments for short-term and low-value lease assets	(266)	(3,731)	(5,359)
Cash payments for value added taxes - net	(185)	(2,593)	(861)	(3,434)
Cash receipts from (payments for) others - net	25	348	850	(1,498)
Net cash provided by operating activities	4,649	65,317	58,966	45,671
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sale of property and equipment	17	236	1,496	629
Proceeds from insurance claims	17	234	197	153
Dividend received from long term investment in associates		5	11	9
Purchases of property and equipment	(2,093)	(29,403)	(35,302)	(31,562)
Additional of long-term investment in financial instrument	(200)	(2,809)	(144)	(253)
Purchases of intangible assets	(181)	(2,538)	(2,008)	(2,972)
(Placements in) proceeds from (placement in) other current financial assets - net	(57)	(796)	1,147	171
Additional contribution on long-term investments in associates	(2)	(28)	(588)	(84)
Proceeds from divesment of subsidiary			395
Acquisition of businesses net of acquired cash			(1,166)	(420)
Increase (decrease) in advance and other assets - net			87	(761)
Net cash used in investing activities	(2,499)	(35,099)	(35,875)	(35,090)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from loans and other borrowings	1,742	24,469	26,524	35,364
Repayments of loans and other borrowings	(1,735)	(24,380)	(18,176)	(27,113)
Cash dividends paid to the Company’s stockholders	(1,086)	(15,262)	(16,229)	(16,609)
Cash dividends paid to non-controlling interests of subsidiaries	(554)	(7,778)	(9,618)	(10,134)
Payment of principal portion of lease liabilities	(352)	(4,959)	(4,735)
Capital contribution from non-controlling interests of subsidiaries			59	34
Net cash used in financing activities	(1,985)	(27,910)	(22,175)	(18,458)
NET INCREASE (DECREASE)	165	2,308	916	(7,877)
EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	2	40	(109)	171
ALLOWANCE FOR EXPECTED CREDIT LOSSES	0		(1)	(4)
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	1,298	18,241	17,435	25,145
CASH AND CASH EQUIVALENTS AT END OF YEAR	$ 1,465	Rp 20,589	Rp 18,241	Rp 17,435